DECHERT PRICE & RHOADS
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                                November 5, 1999


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Pilgrim Advisory Funds, Inc.
         (File Nos. 33-91706 and 811-9040)
         Pilgrim Bank and Thrift Fund, Inc.
         (File Nos. 333-33445 and 811-4504)
         Pilgrim Government Securities Income Fund, Inc.
         (File Nos. 2-91302 and 811-4031)
         Pilgrim Investment Funds, Inc.
         (File Nos. 2-34552 and 811-1939)
         Pilgrim Mutual Funds
         (File Nos. 33-56094 and 811-7428)


Dear Sir or Madam:

     On behalf of each of the above-captioned registrants (each a "Registrant" and collectively the "Pilgrim Funds"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statements of Additional Information that the Pilgrim Funds would have filed pursuant to Rule 497(c) would not have differed from those filed on October 29, 1999 as part of the Pilgrim Funds' most recent registration statements, and (ii) the text of the Pilgrim Fund's most recent registration statements was filed electronically on October 29, 1999.

     No fees are required in connection with this filing. If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (202) 261-3384 or Christopher D. Christian at (202) 261-3321.

                                Very truly yours,

                                /s/ Karen L. Anderberg